LEASES - Schedule of Rollforward of Lease Liabilities Relating to Notes and Equity (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balances at the beginning of the period	R$ 21,378,847
Interest incurred	2,675,913	R$ 2,460,514	R$ 2,420,557
Balances at the end of the period	12,711,063	21,378,847
Current	3,353,501	6,314,221
Non-current	9,357,562	15,064,626
Leases – Notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balances at the beginning of the period	1,356,984	1,030,845
Modifications	(32,031)
Payments	(550,674)	(123,703)
Interest incurred	143,601	161,996
GUC	(601,240)
Foreign currency exchange	(137,783)	287,846
Balances at the end of the period	178,857	1,356,984	1,030,845
Current	0	144,706	121,948
Non-current	178,857	1,212,278	908,897
Leases – Convertible to equity
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balances at the beginning of the period	2,683,165	1,659,739
Modifications	(2,172,452)
Payments	(379,377)	(61,245)
Interest incurred	69,354	294,359
Transfers		226,490
Foreign currency exchange	(200,690)	563,822
Balances at the end of the period	0	2,683,165	1,659,739
Current	0	1,241,318	216,388
Non-current	R$ 0	R$ 1,441,847	1,443,351
Lessors | Leases – Notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Average remaining term	6 years 6 months	5 years 6 months
Weighted average rate p.a.	17.10%	14.80%
Balances at the beginning of the period	R$ 1,356,984	R$ 1,030,845
Modifications	(32,031)
Payments	(550,674)	(123,703)
Interest incurred	143,601	161,996
GUC	(601,240)
Foreign currency exchange	(137,783)	287,846
Balances at the end of the period	R$ 178,857	R$ 1,356,984	1,030,845
Lessors | Leases – Convertible to equity
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Average remaining term	0 years	2 years 7 months 6 days
Weighted average rate p.a.	0.00%	14.40%
Balances at the beginning of the period	R$ 2,683,165	R$ 1,659,739
Modifications	(2,172,452)
Payments	(379,377)	(61,245)
Interest incurred	69,354	294,359
Transfers		226,490
Foreign currency exchange	(200,690)	563,822
Balances at the end of the period	R$ 0	R$ 2,683,165	R$ 1,659,739